Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 2.0%
Aptiv plc *	8,582	1,183,458
BorgWarner, Inc.	7,596	352,150
Ford Motor Co. *	124,199	1,521,438
General Motors Co. *	40,300	2,315,638
Tesla, Inc. *	24,405	16,300,832
		21,673,516

Banks 4.5%
Bank of America Corp.	241,279	9,335,084
Citigroup, Inc.	66,339	4,826,162
Citizens Financial Group, Inc.	13,511	596,511
Comerica, Inc.	4,423	317,306
Fifth Third Bancorp	22,599	846,333
First Republic Bank	5,594	932,799
Huntington Bancshares, Inc.	32,331	508,243
JPMorgan Chase & Co.	96,985	14,764,026
KeyCorp	30,791	615,204
M&T Bank Corp.	4,088	619,782
People’s United Financial, Inc.	13,523	242,062
Regions Financial Corp.	30,533	630,812
SVB Financial Group *	1,716	847,121
The PNC Financial Services Group, Inc.	13,477	2,364,001
Truist Financial Corp.	42,818	2,497,146
U.S. Bancorp	43,445	2,402,943
Wells Fargo & Co.	131,391	5,133,446
Zions Bancorp NA	5,220	286,891
		47,765,872

Capital Goods 6.0%
3M Co.	18,405	3,546,275
A.O. Smith Corp.	4,304	290,993
Allegion plc	2,883	362,163
AMETEK, Inc.	7,328	936,005
Carrier Global Corp.	25,971	1,096,496
Caterpillar, Inc.	17,331	4,018,539
Cummins, Inc.	4,704	1,218,853
Deere & Co.	9,962	3,727,183
Dover Corp.	4,565	625,998
Eaton Corp. plc	12,653	1,749,657
Emerson Electric Co.	19,071	1,720,586
Fastenal Co.	18,254	917,811
Fortive Corp.	10,744	758,956
Fortune Brands Home & Security, Inc.	4,407	422,279
Generac Holdings, Inc. *	1,998	654,245
General Dynamics Corp.	7,370	1,338,097
General Electric Co.	278,667	3,658,898
Honeywell International, Inc.	22,105	4,798,332
Howmet Aerospace, Inc. *	12,404	398,541
Huntington Ingalls Industries, Inc.	1,279	263,282
IDEX Corp.	2,412	504,880
Illinois Tool Works, Inc.	9,158	2,028,680
Security	Number of Shares	Value ($)
Ingersoll Rand, Inc. *	11,846	582,942
Johnson Controls International plc	22,893	1,366,025
L3Harris Technologies, Inc.	6,533	1,324,108
Lockheed Martin Corp.	7,834	2,894,663
Masco Corp.	8,170	489,383
Northrop Grumman Corp.	4,928	1,594,898
Otis Worldwide Corp.	12,956	886,838
PACCAR, Inc.	11,027	1,024,629
Parker-Hannifin Corp.	4,103	1,294,209
Pentair plc	5,278	328,925
Quanta Services, Inc.	4,399	387,024
Raytheon Technologies Corp.	48,293	3,731,600
Rockwell Automation, Inc.	3,692	980,005
Roper Technologies, Inc.	3,335	1,345,139
Snap-on, Inc.	1,723	397,565
Stanley Black & Decker, Inc.	5,113	1,020,913
Teledyne Technologies, Inc. *	1,177	486,866
Textron, Inc.	7,213	404,505
The Boeing Co. *	17,436	4,441,298
Trane Technologies plc	7,578	1,254,614
TransDigm Group, Inc. *	1,738	1,021,805
United Rentals, Inc. *	2,295	755,766
W.W. Grainger, Inc.	1,398	560,500
Westinghouse Air Brake Technologies Corp.	5,643	446,700
Xylem, Inc.	5,732	602,892
		64,660,561

Commercial & Professional Services 0.8%
Cintas Corp.	2,804	957,033
Copart, Inc. *	6,609	717,804
Equifax, Inc.	3,871	701,154
IHS Markit Ltd.	11,849	1,146,746
Jacobs Engineering Group, Inc.	4,135	534,531
Leidos Holdings, Inc.	4,239	408,131
Nielsen Holdings plc	11,373	286,031
Republic Services, Inc.	6,689	664,552
Robert Half International, Inc.	3,595	280,662
Rollins, Inc.	7,039	242,282
Verisk Analytics, Inc.	5,174	914,194
Waste Management, Inc.	12,373	1,596,365
		8,449,485

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	10,519	937,453
Garmin Ltd.	4,749	626,156
Hanesbrands, Inc.	11,086	218,062
Hasbro, Inc.	4,060	390,247
Leggett & Platt, Inc.	4,226	192,917
Lennar Corp., Class A	8,724	883,131
Mohawk Industries, Inc. *	1,875	360,581
Newell Brands, Inc.	12,011	321,655
NIKE, Inc., Class B	40,411	5,370,218
NVR, Inc. *	110	518,202
PulteGroup, Inc.	8,450	443,118
PVH Corp. *	2,260	238,882

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ralph Lauren Corp. *	1,533	188,804
Tapestry, Inc. *	8,831	363,925
Under Armour, Inc., Class A *	5,991	132,761
Under Armour, Inc., Class C *	6,193	114,323
VF Corp.	10,209	815,903
Whirlpool Corp.	1,995	439,598
		12,555,936

Consumer Services 2.1%
Booking Holdings, Inc. *	1,302	3,033,452
Caesars Entertainment, Inc. *	6,620	578,919
Carnival Corp. *	25,356	672,948
Chipotle Mexican Grill, Inc. *	894	1,270,213
Darden Restaurants, Inc.	4,142	588,164
Domino’s Pizza, Inc.	1,233	453,485
Expedia Group, Inc. *	4,397	756,812
Hilton Worldwide Holdings, Inc. *	8,823	1,066,877
Las Vegas Sands Corp. *	10,439	634,274
Marriott International, Inc., Class A *	8,454	1,252,122
McDonald’s Corp.	23,695	5,310,997
MGM Resorts International	13,054	495,922
Norwegian Cruise Line Holdings Ltd. *	11,543	318,471
Penn National Gaming, Inc. *	4,725	495,369
Royal Caribbean Cruises Ltd. *	6,958	595,674
Starbucks Corp.	37,417	4,088,556
Wynn Resorts Ltd. *	3,344	419,237
Yum! Brands, Inc.	9,535	1,031,496
		23,062,988

Diversified Financials 4.9%
American Express Co.	20,740	2,933,466
Ameriprise Financial, Inc.	3,712	862,854
Berkshire Hathaway, Inc., Class B *	60,601	15,481,737
BlackRock, Inc.	4,512	3,401,868
Capital One Financial Corp.	14,596	1,857,049
Cboe Global Markets, Inc.	3,409	336,434
CME Group, Inc.	11,411	2,330,469
Discover Financial Services	9,748	925,963
Franklin Resources, Inc.	8,678	256,869
Intercontinental Exchange, Inc.	17,858	1,994,381
Invesco Ltd.	11,971	301,909
MarketAxess Holdings, Inc.	1,208	601,487
Moody’s Corp.	5,115	1,527,390
Morgan Stanley	47,699	3,704,304
MSCI, Inc.	2,625	1,100,610
Nasdaq, Inc.	3,669	541,031
Northern Trust Corp.	6,624	696,249
Raymond James Financial, Inc.	3,898	477,739
S&P Global, Inc.	7,651	2,699,808
State Street Corp.	11,183	939,484
Synchrony Financial	17,262	701,873
T. Rowe Price Group, Inc.	7,247	1,243,585
The Bank of New York Mellon Corp.	25,648	1,212,894
The Charles Schwab Corp. (a)	47,425	3,091,161
The Goldman Sachs Group, Inc.	10,936	3,576,072
		52,796,686

Energy 2.8%
APA Corp.	12,010	214,979
Baker Hughes Co.	23,168	500,660
Cabot Oil & Gas Corp.	12,693	238,375
Chevron Corp.	61,224	6,415,663
ConocoPhillips	43,057	2,280,729
Devon Energy Corp.	18,827	411,370
Diamondback Energy, Inc.	5,747	422,347
EOG Resources, Inc.	18,548	1,345,286
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	134,550	7,511,926
Halliburton Co.	28,243	606,095
Hess Corp.	8,684	614,480
HollyFrontier Corp.	4,749	169,919
Kinder Morgan, Inc.	61,870	1,030,136
Marathon Oil Corp.	25,091	267,972
Marathon Petroleum Corp.	20,699	1,107,190
NOV, Inc. *	12,339	169,291
Occidental Petroleum Corp.	26,647	709,343
ONEOK, Inc.	14,142	716,434
Phillips 66	13,882	1,131,938
Pioneer Natural Resources Co.	6,539	1,038,524
Schlumberger N.V.	44,441	1,208,351
Valero Energy Corp.	12,984	929,654
Williams Cos., Inc.	38,575	913,842
		29,954,504

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	14,069	4,959,041
Kroger Co.	24,197	870,850
Sysco Corp.	16,221	1,277,242
Walgreens Boots Alliance, Inc.	22,793	1,251,336
Walmart, Inc.	44,062	5,984,941
		14,343,410

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	59,073	3,022,175
Archer-Daniels-Midland Co.	17,748	1,011,636
Brown-Forman Corp., Class B	5,806	400,440
Campbell Soup Co.	6,450	324,242
Conagra Brands, Inc.	15,528	583,853
Constellation Brands, Inc., Class A	5,404	1,232,112
General Mills, Inc.	19,433	1,191,632
Hormel Foods Corp.	8,928	426,580
Kellogg Co.	8,088	511,970
Lamb Weston Holdings, Inc.	4,651	360,360
McCormick & Co., Inc.	7,912	705,434
Molson Coors Beverage Co., Class B *	5,983	306,030
Mondelez International, Inc., Class A	44,880	2,626,826
Monster Beverage Corp. *	11,751	1,070,399
PepsiCo, Inc.	43,847	6,202,158
Philip Morris International, Inc.	49,495	4,392,186
The Coca-Cola Co.	123,264	6,497,245
The Hershey Co.	4,657	736,551
The JM Smucker Co.	3,483	440,704
The Kraft Heinz Co.	20,604	824,160
Tyson Foods, Inc., Class A	9,367	695,968
		33,562,661

Health Care Equipment & Services 6.3%
Abbott Laboratories	56,304	6,747,471
ABIOMED, Inc. *	1,438	458,334
Align Technology, Inc. *	2,289	1,239,562
AmerisourceBergen Corp.	4,685	553,158
Anthem, Inc.	7,784	2,794,067
Baxter International, Inc.	16,053	1,353,910
Becton, Dickinson & Co.	9,235	2,245,490
Boston Scientific Corp. *	45,041	1,740,835
Cardinal Health, Inc.	9,333	566,980
Centene Corp. *	18,484	1,181,312
Cerner Corp.	9,734	699,680
Cigna Corp.	11,183	2,703,378
CVS Health Corp.	41,678	3,135,436
Danaher Corp.	20,146	4,534,462
DaVita, Inc. *	2,294	247,224
Dentsply Sirona, Inc.	6,962	444,245

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DexCom, Inc. *	3,057	1,098,655
Edwards Lifesciences Corp. *	19,849	1,660,170
HCA Healthcare, Inc.	8,427	1,587,141
Henry Schein, Inc. *	4,528	313,519
Hologic, Inc. *	8,189	609,098
Humana, Inc.	4,095	1,716,829
IDEXX Laboratories, Inc. *	2,715	1,328,477
Intuitive Surgical, Inc. *	3,741	2,764,375
Laboratory Corp. of America Holdings *	3,102	791,103
McKesson Corp.	5,053	985,537
Medtronic plc	42,845	5,061,280
Quest Diagnostics, Inc.	4,241	544,290
ResMed, Inc.	4,625	897,342
STERIS plc	2,713	516,772
Stryker Corp.	10,402	2,533,719
Teleflex, Inc.	1,484	616,543
The Cooper Cos., Inc.	1,562	599,949
UnitedHealth Group, Inc.	30,044	11,178,471
Universal Health Services, Inc., Class B	2,473	329,873
Varian Medical Systems, Inc. *	2,918	515,115
West Pharmaceutical Services, Inc.	2,355	663,592
Zimmer Biomet Holdings, Inc.	6,606	1,057,488
		68,014,882

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	7,790	680,456
Clorox Co.	3,998	771,134
Colgate-Palmolive Co.	26,967	2,125,809
Kimberly-Clark Corp.	10,741	1,493,536
Procter & Gamble Co.	78,265	10,599,429
The Estee Lauder Cos., Inc., Class A	7,302	2,123,787
		17,794,151

Insurance 1.9%
AFLAC, Inc.	20,351	1,041,564
American International Group, Inc.	27,486	1,270,128
Aon plc, Class A	7,182	1,652,650
Arthur J. Gallagher & Co.	6,158	768,334
Assurant, Inc.	1,840	260,857
Chubb Ltd.	14,310	2,260,551
Cincinnati Financial Corp.	4,765	491,224
Everest Re Group Ltd.	1,271	314,966
Globe Life, Inc.	3,020	291,823
Lincoln National Corp.	5,735	357,118
Loews Corp.	7,214	369,934
Marsh & McLennan Cos., Inc.	16,152	1,967,314
MetLife, Inc.	23,892	1,452,395
Principal Financial Group, Inc.	8,057	483,098
Prudential Financial, Inc.	12,616	1,149,318
The Allstate Corp.	9,626	1,106,027
The Hartford Financial Services Group, Inc.	11,363	758,935
The Progressive Corp.	18,617	1,779,971
The Travelers Cos., Inc.	8,016	1,205,606
Unum Group	6,473	180,144
W.R. Berkley Corp.	4,453	335,533
Willis Towers Watson plc	4,099	938,179
		20,435,669

Materials 2.7%
Air Products & Chemicals, Inc.	7,033	1,978,664
Albemarle Corp.	3,707	541,630
Amcor plc	49,645	579,854
Avery Dennison Corp.	2,639	484,652
Ball Corp.	10,422	883,160
Celanese Corp.	3,628	543,511
CF Industries Holdings, Inc.	6,801	308,629
Security	Number of Shares	Value ($)
Corteva, Inc.	23,648	1,102,470
Dow, Inc.	23,686	1,514,483
DuPont de Nemours, Inc.	17,111	1,322,338
Eastman Chemical Co.	4,318	475,498
Ecolab, Inc.	7,904	1,692,009
FMC Corp.	4,111	454,718
Freeport-McMoRan, Inc. *	46,356	1,526,503
International Flavors & Fragrances, Inc.	7,905	1,103,617
International Paper Co.	12,494	675,550
Linde plc	16,617	4,655,086
LyondellBasell Industries N.V., Class A	8,177	850,817
Martin Marietta Materials, Inc.	1,980	664,923
Newmont Corp.	25,436	1,533,028
Nucor Corp.	9,472	760,317
Packaging Corp. of America	3,014	405,323
PPG Industries, Inc.	7,531	1,131,608
Sealed Air Corp.	4,924	225,618
The Mosaic Co.	10,965	346,604
The Sherwin-Williams Co.	2,563	1,891,520
Vulcan Materials Co.	4,213	710,944
WestRock Co.	8,376	435,971
		28,799,045

Media & Entertainment 9.3%
Activision Blizzard, Inc.	24,624	2,290,032
Alphabet, Inc., Class A *	9,558	19,713,566
Alphabet, Inc., Class C *	9,161	18,950,719
Charter Communications, Inc., Class A *	4,495	2,773,505
Comcast Corp., Class A	145,284	7,861,317
Discovery, Inc., Class A *	5,159	224,210
Discovery, Inc., Class C *	9,214	339,905
DISH Network Corp., Class A *	7,865	284,713
Electronic Arts, Inc.	9,141	1,237,417
Facebook, Inc., Class A *	76,450	22,516,819
Fox Corp., Class A	10,627	383,741
Fox Corp., Class B	4,884	170,598
Live Nation Entertainment, Inc. *	4,561	386,089
Netflix, Inc. *	14,076	7,342,886
News Corp., Class A	12,431	316,120
News Corp., Class B	3,871	90,814
Omnicom Group, Inc.	6,833	506,667
Take-Two Interactive Software, Inc. *	3,661	646,899
The Interpublic Group of Cos., Inc.	12,414	362,489
Twitter, Inc. *	25,367	1,614,102
ViacomCBS, Inc., Class B	18,674	842,197
Walt Disney Co. *	57,693	10,645,512
		99,500,317

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
AbbVie, Inc.	56,124	6,073,739
Agilent Technologies, Inc.	9,684	1,231,224
Alexion Pharmaceuticals, Inc. *	6,987	1,068,382
Amgen, Inc.	18,356	4,567,156
Bio-Rad Laboratories, Inc., Class A *	685	391,252
Biogen, Inc. *	4,842	1,354,550
Bristol-Myers Squibb Co.	71,208	4,495,361
Catalent, Inc. *	5,410	569,727
Eli Lilly & Co.	25,283	4,723,370
Gilead Sciences, Inc.	39,937	2,581,128
Illumina, Inc. *	4,637	1,780,886
Incyte Corp. *	5,940	482,744
IQVIA Holdings, Inc. *	6,079	1,174,098
Johnson & Johnson	83,546	13,730,785
Merck & Co., Inc.	80,419	6,199,501
Mettler-Toledo International, Inc. *	744	859,833
PerkinElmer, Inc.	3,562	456,969
Perrigo Co., plc	4,230	171,188

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pfizer, Inc.	177,269	6,422,456
Regeneron Pharmaceuticals, Inc. *	3,346	1,583,127
Thermo Fisher Scientific, Inc.	12,516	5,712,052
Vertex Pharmaceuticals, Inc. *	8,262	1,775,421
Viatris, Inc. *	38,362	535,917
Waters Corp. *	1,976	561,520
Zoetis, Inc.	15,102	2,378,263
		70,880,649

Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	4,040	663,772
American Tower Corp.	14,123	3,376,244
AvalonBay Communities, Inc.	4,434	818,117
Boston Properties, Inc.	4,506	456,278
CBRE Group, Inc., Class A *	10,668	843,945
Crown Castle International Corp.	13,708	2,359,558
Digital Realty Trust, Inc.	8,935	1,258,405
Duke Realty Corp.	11,878	498,045
Equinix, Inc.	2,838	1,928,676
Equity Residential	10,897	780,552
Essex Property Trust, Inc.	2,066	561,621
Extra Space Storage, Inc.	4,196	556,180
Federal Realty Investment Trust	2,219	225,118
Healthpeak Properties, Inc.	17,118	543,325
Host Hotels & Resorts, Inc. *	22,419	377,760
Iron Mountain, Inc.	9,166	339,234
Kimco Realty Corp.	13,743	257,681
Mid-America Apartment Communities, Inc.	3,635	524,749
Prologis, Inc.	23,503	2,491,318
Public Storage	4,833	1,192,591
Realty Income Corp.	11,865	753,428
Regency Centers Corp.	5,019	284,628
SBA Communications Corp.	3,474	964,209
Simon Property Group, Inc.	10,440	1,187,759
UDR, Inc.	9,433	413,731
Ventas, Inc.	11,907	635,119
Vornado Realty Trust	4,987	226,360
Welltower, Inc.	13,265	950,172
Weyerhaeuser Co.	23,766	846,070
		26,314,645

Retailing 7.1%
Advance Auto Parts, Inc.	2,082	382,026
Amazon.com, Inc. *	13,604	42,091,864
AutoZone, Inc. *	705	990,031
Best Buy Co., Inc.	7,324	840,868
CarMax, Inc. *	5,166	685,322
Dollar General Corp.	7,787	1,577,802
Dollar Tree, Inc. *	7,475	855,589
eBay, Inc.	20,545	1,258,176
Etsy, Inc. *	4,006	807,890
Genuine Parts Co.	4,590	530,558
L Brands, Inc. *	7,425	459,311
LKQ Corp. *	8,869	375,425
Lowe’s Cos., Inc.	23,233	4,418,452
O'Reilly Automotive, Inc. *	2,231	1,131,675
Pool Corp.	1,279	441,562
Ross Stores, Inc.	11,315	1,356,782
Target Corp.	15,919	3,153,076
The Gap, Inc. *	6,539	194,731
The Home Depot, Inc.	34,216	10,444,434
The TJX Cos., Inc.	38,158	2,524,152
Tractor Supply Co.	3,696	654,488
Ulta Beauty, Inc. *	1,791	553,723
		75,727,937

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	38,514	3,023,349
Analog Devices, Inc.	11,724	1,818,158
Applied Materials, Inc.	29,166	3,896,577
Broadcom, Inc.	12,974	6,015,525
Enphase Energy, Inc. *	4,101	665,018
Intel Corp.	129,132	8,264,448
KLA Corp.	4,897	1,617,969
Lam Research Corp.	4,542	2,703,580
Maxim Integrated Products, Inc.	8,518	778,290
Microchip Technology, Inc.	8,558	1,328,373
Micron Technology, Inc. *	35,554	3,136,218
Monolithic Power Systems, Inc.	1,363	481,425
NVIDIA Corp.	19,705	10,521,091
NXP Semiconductors N.V.	8,804	1,772,597
Qorvo, Inc. *	3,600	657,720
Qualcomm, Inc.	36,105	4,787,162
Skyworks Solutions, Inc.	5,241	961,619
Teradyne, Inc.	5,298	644,661
Texas Instruments, Inc.	29,247	5,527,390
Xilinx, Inc.	7,811	967,783
		59,568,953

Software & Services 13.4%
Accenture plc, Class A	20,158	5,568,648
Adobe, Inc. *	15,234	7,241,787
Akamai Technologies, Inc. *	5,187	528,555
ANSYS, Inc. *	2,757	936,167
Autodesk, Inc. *	6,989	1,937,001
Automatic Data Processing, Inc.	13,601	2,563,380
Broadridge Financial Solutions, Inc.	3,681	563,561
Cadence Design Systems, Inc. *	8,867	1,214,690
Citrix Systems, Inc.	3,908	548,527
Cognizant Technology Solutions Corp., Class A	16,864	1,317,416
DXC Technology Co. *	8,092	252,956
Fidelity National Information Services, Inc.	19,741	2,775,782
Fiserv, Inc. *	18,298	2,178,194
FleetCor Technologies, Inc. *	2,651	712,138
Fortinet, Inc. *	4,305	793,928
Gartner, Inc. *	2,820	514,791
Global Payments, Inc.	9,383	1,891,425
International Business Machines Corp.	28,400	3,784,584
Intuit, Inc.	8,703	3,333,771
Jack Henry & Associates, Inc.	2,418	366,859
Mastercard, Inc., Class A	27,866	9,921,689
Microsoft Corp.	239,709	56,516,191
NortonLifeLock, Inc.	18,494	393,182
Oracle Corp.	58,948	4,136,381
Paychex, Inc.	10,201	999,902
Paycom Software, Inc. *	1,560	577,294
PayPal Holdings, Inc. *	37,223	9,039,233
Salesforce Com, Inc. *	29,168	6,179,824
ServiceNow, Inc. *	6,233	3,117,186
Synopsys, Inc. *	4,843	1,199,999
The Western Union Co.	13,056	321,961
Tyler Technologies, Inc. *	1,290	547,644
VeriSign, Inc. *	3,163	628,678
Visa, Inc., Class A	53,907	11,413,729
		144,017,053

Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	19,042	1,256,201
Apple Inc	501,550	61,264,332
Arista Networks, Inc. *	1,747	527,402
CDW Corp.	4,481	742,726

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cisco Systems, Inc.	134,179	6,938,396
Corning, Inc.	24,420	1,062,514
F5 Networks, Inc. *	1,959	408,686
FLIR Systems, Inc.	4,171	235,536
Hewlett Packard Enterprise Co.	41,351	650,865
HP, Inc.	39,809	1,263,936
IPG Photonics Corp. *	1,140	240,472
Juniper Networks, Inc.	10,428	264,141
Keysight Technologies, Inc. *	5,914	848,068
Motorola Solutions, Inc.	5,372	1,010,204
NetApp, Inc.	7,075	514,140
Seagate Technology plc	6,384	489,972
TE Connectivity Ltd.	10,516	1,357,721
Trimble, Inc. *	7,977	620,531
Western Digital Corp.	9,729	649,411
Zebra Technologies Corp., Class A *	1,699	824,321
		81,169,575

Telecommunication Services 1.6%
AT&T, Inc.	226,660	6,860,998
Lumen Technologies, Inc.	31,375	418,856
T-Mobile US, Inc. *	18,565	2,326,009
Verizon Communications, Inc.	131,520	7,647,888
		17,253,751

Transportation 2.0%
Alaska Air Group, Inc. *	3,948	273,241
American Airlines Group, Inc. *	20,331	485,911
C.H. Robinson Worldwide, Inc.	4,253	405,864
CSX Corp.	24,234	2,336,642
Delta Air Lines, Inc. *	20,281	979,167
Expeditors International of Washington, Inc.	5,382	579,588
FedEx Corp.	7,751	2,201,594
J.B. Hunt Transport Services, Inc.	2,654	446,058
Kansas City Southern	2,887	761,937
Norfolk Southern Corp.	8,006	2,149,771
Old Dominion Freight Line, Inc.	3,048	732,770
Southwest Airlines Co. *	18,773	1,146,279
Union Pacific Corp.	21,289	4,692,308
United Airlines Holdings, Inc. *	10,122	582,420
United Parcel Service, Inc., Class B	22,868	3,887,331
		21,660,881

Utilities 2.7%
Alliant Energy Corp.	7,942	430,139
Ameren Corp.	8,051	655,029
American Electric Power Co., Inc.	15,783	1,336,820
American Water Works Co., Inc.	5,767	864,589
Atmos Energy Corp.	4,074	402,715
CenterPoint Energy, Inc.	17,529	397,032
Security	Number of Shares	Value ($)
CMS Energy Corp.	9,181	562,061
Consolidated Edison, Inc.	10,882	813,974
Dominion Energy, Inc.	25,606	1,945,032
DTE Energy Co.	6,159	820,009
Duke Energy Corp.	24,430	2,358,228
Edison International	12,055	706,423
Entergy Corp.	6,371	633,723
Evergy, Inc.	7,213	429,390
Eversource Energy	10,902	944,004
Exelon Corp.	31,031	1,357,296
FirstEnergy Corp.	17,265	598,923
NextEra Energy, Inc.	62,291	4,709,822
NiSource, Inc.	12,451	300,194
NRG Energy, Inc.	7,777	293,426
Pinnacle West Capital Corp.	3,581	291,314
PPL Corp.	24,438	704,792
Public Service Enterprise Group, Inc.	16,053	966,551
Sempra Energy	9,617	1,275,022
The AES Corp.	21,236	569,337
The Southern Co.	33,582	2,087,457
WEC Energy Group, Inc.	10,025	938,240
Xcel Energy, Inc.	17,088	1,136,523
		28,528,065
Total Common Stock
(Cost $587,126,963)		1,068,491,192
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Royal Bank of Canada
0.01%, 04/01/21 (b)	1,469,824	1,469,824
Total Short-Term Investment
(Cost $1,469,824)		1,469,824

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/18/21	22	4,364,140	46,111
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended March 31, 2021:
	Value at 12/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 03/31/21	Balance of Shares Held at 03/31/21	Dividends Received
The Charles Schwab Corp.	$2,340,814	$394,779	($185,736)	$35,825	$505,479	$3,091,161	47,425	$8,046

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,068,491,192	$—	$—	$1,068,491,192
Short-Term Investment[1]	—	1,469,824	—	1,469,824
Futures Contracts[2]	46,111	—	—	46,111
Total	$1,068,537,303	$1,469,824	$—	$1,070,007,127
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

REG47715MAR21